Description of Organization and Business Operations - Organization and Nature of Operations (Details) - USD ($) $ in Millions	Jan. 24, 2024	Sep. 08, 2023
Several unaffiliated third parties (the "Investors") | Subsequent event
Business Acquisition
Non-Redemption Agreement, Number of ordinary shares not to redeem	200,000
ScanTech AI Systems Inc. (Pubco)
Business Acquisition
Amount of cash in trust		$ 22.0
ScanTech AI Systems Inc. (Pubco) | Mars
Business Acquisition
Combined company estimated post-transaction enterprise value		110.0
Estimated combined company equity value		197.5
Estimated net cash		48.0
Estimated Redemption amount		0.0
Amount of cash in trust		$ 22.0
ScanTech AI Systems Inc. (Pubco) | Mars | Subsequent event
Business Acquisition
Estimated Redemption amount	$ 51.0
ScanTech AI Systems Inc. (Pubco) | Several unaffiliated third parties (the "Investors")
Business Acquisition
Non-Redemption Agreement, Number of common units to be issued		40,000